Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Redeemable Convertible Preferred Stock
11.	Redeemable Convertible Preferred Stock

As of December 31, 2017 and 2016, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 10,000,000 shares and 6,711,756 shares, respectively, of $0.001 par value preferred stock. The redeemable convertible preferred stock was classified outside of stockholders’ equity (deficit) because the shares contain certain redemption features that are not solely within the control of the Company.

In September 2010, the Company issued and sold 200,001 shares of Series A-1 redeemable convertible preferred stock (the “Series A-1 preferred stock” and, collectively with the Series A-2 preferred stock, the Series B preferred stock, the Series C preferred stock and the Series D preferred stock, the “Preferred Stock”) at a price of $2.00 per share, for proceeds of $0.4 million, net of issuance costs of $27,000.

In January 2011, the Company issued and sold 2,114,538 shares of Series A-2 preferred stock, at a price of $4.54 per share, for proceeds of $9.6 million, net of issuance costs of $8,000.

In July 2013, the Company issued and sold 1,795,580 shares of Series B preferred stock, at a price of $7.24 per share, for proceeds of $12.9 million, net of issuance costs of $68,000.

In May 2015, the Company issued and sold an additional 966,851 shares of Series B preferred stock, at a price of $7.24 per share, for proceeds of $7.0 million, net of issuance costs of $12,000.

In April 2016, the Company issued and sold 569,946 shares of Series C preferred stock, at a price of $9.65 per share, for proceeds of $5.4 million, net of issuance costs of $0.1 million. In addition, in connection with the issuance and sale of the Company’s Series C preferred stock, all outstanding principal and accrued interest under the 2015 Notes was automatically converted into an aggregate of 461,396 shares of Series C preferred stock (see Note 9).

In April 2017, the Company issued and sold 10,799,880 shares of Series D preferred stock, at a price of $3.2457 per share, for proceeds of $34.8 million, net of issuance costs of $0.2 million. In addition, in connection with the Company’s issuance and sale of Series D preferred stock, all of the outstanding principal and accrued interest under the 2016 Notes and 2017 Notes were automatically converted into an aggregate of 1,896,297 shares and 1,524,107 shares, respectively, of Series D preferred stock (see Note 9).

In addition, the Series D preferred stock purchase agreement provided that Company would use commercially reasonable efforts to sell up to an additional 1,540,508 shares of Series D preferred stock at a price of $3.2457 per share within 180 days of the initial Series D preferred stock closing. The Company concluded that its commitment to use commercially reasonable efforts to sell such shares did not represent a future tranche right of the holders of the Series D preferred stock and that no separate accounting was required related to such commitment.

In September 2017, the Company issued and sold 1,540,500 shares of Series D preferred stock, at a price of $3.2457 per share, for cash proceeds of $5.0 million, with no issuance costs.

Upon completion of the Company’s initial public offering in November 2017, all the outstanding Preferred Stock of the Company automatically converted into 7,180,483 shares of the Company’s common stock.

As of December 31, 2016, Preferred Stock consisted of the following (in thousands, except share amounts):

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A-1 preferred stock	200,001	200,001	$395	$400	58,597
Series A-2 preferred stock	2,125,551	2,114,538	9,599	9,600	619,551
Series B preferred stock	2,776,934	2,762,431	19,966	20,000	809,379
Series C preferred stock	1,609,270	1,031,342	9,878	9,952	302,177

	6,711,756	6,108,312	$39,838	$39,952	1,789,704

There was no Preferred Stock outstanding as of December 31, 2017.

The holders of the Preferred Stock had the following rights and preferences prior to the conversion of the Preferred Stock into common shares upon the completion of the initial public offering:

Voting Rights

The holders of the Preferred Stock were entitled to vote, together with the holders of common stock, on all matters submitted to the stockholders for a vote and were entitled to the number of votes equal to the number of whole shares of common stock into which such holders of Preferred Stock could convert on the record date of for determination of stockholders entitled to vote. In addition, the holders of Preferred Stock, voting as a single class, were entitled to elect five directors of the Company. The holders of Preferred Stock, together with the holders of common stock and voting as a single class, were entitled to elect the remaining directors of the Company by vote of a majority of such shares.

Dividends

The holders of the Preferred Stock were entitled to receive noncumulative dividends when, as and if declared by the board of directors. The Company could not pay any dividends on shares of common stock of the Company unless the holders of Preferred Stock then outstanding simultaneously receive dividends at the same rate and same time as dividends are paid with respect to common stock. Through December 31, 2017 and 2016, no cash dividends have been declared or paid.

Liquidation Rights

In the event of any voluntary or involuntary liquidation event, dissolution, winding up of the Company or Deemed Liquidation Event (as defined below), each holder of the then outstanding Series D preferred stock was entitled to receive, prior and in preference to any distributions to the holders of Series C, Series B, Series A-1 and Series A-2 preferred stock and common stock, an amount equal to the greater of (i) the Original Issue Price (as defined below), plus any declared but unpaid dividends thereon, or (ii) the amount such holder would have received if such holder had converted its shares into common stock immediately prior to such liquidation event.

After the payment of all preferential amounts to the holders of Series D preferred stock, each holder of the then outstanding Series C preferred stock was entitled to receive, prior and in preference to any distributions to the holders of Series B, Series A-1 and Series A-2 preferred stock and common stock, an amount equal to the greater of (i) the Original Issue Price (as defined below), plus any declared but unpaid dividends thereon, or (ii) the amount such holder would have received if such holder had converted its shares into common stock immediately prior to such liquidation event.

After the payment of all preferential amounts to the holders of Series C preferred stock, each holder of the then outstanding Series B preferred stock was entitled to receive, prior and in preference to any distributions to the holders of Series A-1 and Series A-2 preferred stock and common stock, an amount equal to the greater of (i) the Original Issue Price (as defined below), plus any declared but unpaid dividends thereon or (ii) the amount such holder would have received if such holder had converted its shares into common stock immediately prior to such liquidation event.

After the payment of all preferential amounts to the holders of Series B preferred stock, each holder of the then outstanding Series A-1 and Series A-2 preferred stock was entitled to receive, prior and in preference to any distributions to the holders of common stock, an amount equal to the greater of (i) the Original Issue Price (as defined below), plus any declared but unpaid dividends thereon or (ii) the amount such holder would have received if such holder had converted its shares into common stock immediately prior to such liquidation event.

After payments have been made in full to the holders of Preferred Stock, then, to the extent available, the remaining amounts would be distributed among the holders of the shares of common stock, pro rata based on the number of shares held by each holder.

The majority of the holders of Preferred Stock, voting together as a single class, may have deemed a merger or consolidation (other than one in which stockholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring corporation), sale, transfer or exclusive license of substantially all of the assets of the Company to be a Deemed Liquidation Event.

The Original Issue Price was $2.00 per share for Series A-1, $4.54 per share for Series A-2, $7.24 per share for Series B, $9.65 per share for Series C and $3.2457 per share for Series D preferred stock, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Preferred Stock.

Conversion

Each share of Preferred Stock was convertible into common stock, at any time, at the option of the holder, and without the payment of additional consideration, at the applicable conversion ratio then in effect for each series of Preferred Stock and subject to adjustment in accordance with anti-dilution provisions. In addition, each share of Preferred Stock would be automatically converted into common stock at the applicable conversion ratio then in effect for each series of Preferred Stock upon the earlier of (i) the closing of a firm commitment underwritten public offering of its common stock with gross proceeds to the Company of at least $30.0 million, or (ii) a date specified by vote or written consent of the holders of a 75% majority of the outstanding Preferred Stock on an as-converted to common stock basis.

The conversion ratio of each series of Preferred Stock was determined by dividing the Original Issue Price of each series of preferred stock by the Conversion Price of each series. As of December 31, 2016, the Conversion Price was $6.8260 per share for Series A-1, $15.4950 per share for Series A-2, $24.7101 per share for Series B and $32.9355 per share for Series C preferred stock, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Preferred Stock.

In connection with the Company’s issuance and sale of Series D preferred stock in April 2017, in accordance with the terms of the Company’s certificate of incorporation, as amended and restated, the Conversion Prices for Series A-2 preferred stock, Series B preferred stock and Series C preferred stock were adjusted. The Company assessed whether a beneficial conversion feature should be recognized upon such adjustment and concluded that no beneficial conversion feature existed at that time because the adjusted conversion prices continued to be higher than the fair values of the Company’s common stock as of the original issuance dates of the Company’s Series A-2 preferred stock, Series B preferred stock and Series C preferred stock.

Upon completion of the Company’s initial public offering in November 2017, all the outstanding Series A-1, Series A-2, Series B, Series C and Series D preferred shares of the Company automatically converted into 7,180,483 shares of the Company’s common stock. At the time of the conversion, the Conversion Price was $6.8260 per share for Series A-1, $12.6868 per share for Series A-2, $16.2152 per share for Series B, $19.3650 per share for Series C and $11.0776 per share for Series D preferred stock.

Redemption

At the written election of at least a majority of the holders of Preferred Stock, voting together as a single class, the shares of Preferred Stock outstanding were redeemable, at any time on or after April 24, 2022, in three equal installments commencing at least 90 days after the required vote, in an amount equal to the Original Issue Price per share of each series of Preferred Stock plus any declared but unpaid dividends thereon.